LEASE OBLIGATIONS	9 Months Ended
Mar. 31, 2023
Lease Obligations
LEASE OBLIGATIONS

6.	LEASE OBLIGATIONS

In March 2021 the Company entered into a five-year financing lease in the amount of $161,977 for manufacturing equipment. In January 2020, the Company entered into a five-year financing lease for $47,750 for manufacturing equipment. The net book value of fixed assets under financing lease obligations as of March 31, 2023 is $114,695.

On July 1, 2019 the Company entered into a three-year operating lease for its facility in El Paso, Texas, and in February 2022 the Company entered into an extension of the lease for an additional three years through June 2025. Remaining minimum lease payments at March 31, 2023 total $101,928. Total rent expense including base rent and common area expenses was $15,973 and $15,705 during the three months ended March 31, 2023 and 2022, respectively.

On October 4, 2021 the Company assumed the remaining term of the Windham, Maine lease as part of the Lighthouse acquisition. The lease expires on July 31, 2025. Remaining minimum lease payments at March 31, 2023 total $321,365. Total rent expense including base rent and common area expenses was $36,495 during the three months ended March 31, 2023.

Included in the accompanying balance sheet at March 31, 2023 is a right-of-use asset of $399,007 and current and long-term right-of-use operating lease liabilities of $166,316 and $232,691, respectively.

At March 31, 2023 future minimum lease payments under the financing lease and operating lease obligations are as follows:

Fiscal Year Ending June 30:	Financing Leases	Operating Lease
2023	$12,155	$45,389
2024	48,619	182,652
2025	43,917	183,775
2026	28,028	11,477
Total Minimum Payments	132,719	$423,293
Less: amount representing interest	10,621
Present value of minimum lease payments	122,098
Less: current portion	42,397
	$79,701

The Company’s operating leases for its Gardner, Massachusetts office, production and storage spaces plus an equipment lease have expired and are continuing on a month-to-month tenant at will basis. Rent expense on these operating leases was $150,862 and $152,078 for the nine months ended March 31, 2023 and 2022, respectively.